Post reporting date events	6 Months Ended
Jun. 30, 2022
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Post reporting date events
20.	Post reporting date events
On July 1, 2022, Aegon announced that it will repurchase common shares for an amount of EUR 106 million to neutralize the dilutive effect of the 2021 final dividend paid in shares.